As filed with the Securities and Exchange Commission on June 3, 2010 Securities Act File No. 333-94671 Investment Company Act File No. 811-09781

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ___________________ FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 14	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

480 North Magnolia Avenue, Suite 103, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation System.
155 Federal St., Suite 700, Boston, MA 02110
(Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	The Law Offices of John H. Lively & Associates, Inc.
480 North Magnolia Avenue, Suite 103	2031 West 141st Terrace, Suite 119
El Cajon, California 92020	Leawood, KS 64224

It is proposed that this filing will become effective:
[	] immediately upon filing pursuant to paragraph (b);
[	] on	(date) pursuant to paragraph (b);
[X] 60 days after filing pursuant to paragraph (a)(1);
[	] on	(date) pursuant to paragraph (a)(1);
[	] 75 days after filing pursuant to paragraph (a)(2); or
[	] on	(date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

FORM N-1A PROSPECTUS

WIRELESS FUND (WIREX) For Investors Seeking Long-Term Growth of Capital Prospectus August __, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section

Investment Objective
Fees and Expenses of the Fund
The Principal Investment Strategy of the Fund.
The Principal Risks of Investing in the Fund
Performance	`
Management
Purchase and Sale of Fund Shares
Tax Information
Financial Intermediary Compensation

Investment Objective, Principal Investment Strategy,
Related Risks, and Disclosure of Portfolio Holdings

Investment Objective
Principal Investment Strategy
The Investment Selection Process Used by the Fund
The Principal Risks of Investing in the Fund
Portfolio Holdings Disclosure

Management

The Investment Adviser

Shareholder Information

Pricing of Fund Shares
Customer Identification Program
Investing in the Fund
Investments Made Through Brokerage Firms or Other Financial Institutions
Minimum Investments
Types of Account Ownership.
Instructions For Opening and Adding to an Account
Telephone and Wire Transactions
Tax-Deferred Plans
Types of Tax-Deferred Accounts
Automatic Investment Plans
Instructions For Selling Fund Shares
Additional Redemption Information
Shareholder Communications
Dividends and Distributions.
Market Timing
Taxes
Privacy Policy
Other Fund Service Providers
Financial Highlights

Summary Section

Investment Objective

• The Wireless Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Exchange Fee	None
Redemption Fee	None

REDEMPTION FEES (as a percentage of the	2.00%
amount redeemed) On shares sold after holding
them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.95%
Distribution 12b-1 Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses [1]	0.0--%
Total Annual Fund Operating Expenses	1.__ %

     (1)The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Wireless Fund	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was --.--% of the average value of its portfolio.

Prospectus 1

The Principal Investment Strategy of the Fund

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Small Company Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations.

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Prospectus 2

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

For the period January 1, 2010 through June 30, 2010, the total return for the Fund was _.__%

Best Quarter (6/30/03) +37.72% Worst Quarter (3/31/01) -46.29%

				Since
AVERAGE ANNUAL TOTAL RETURN				Inception
FOR THE PERIODS ENDED 12/31/09	1	Year	5 Years	(4/3/2000)

WIRELESS FUND
Return Before Taxes	56.79%		5.92%	-13.11%
Return After Taxes on Distributions	56.79%		5.92%	-13.11%
Return After Taxes on Distributions and Sale of Fund Shares	36.91%		4.84%	-8.89%
NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)%			%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 3

Management

Investment Adviser

Value Trend Capital Management, LP

Portfolio Manager

Ross C. Provence and Jeffrey R. Provence have managed the Fund since its inception in 2000.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$5,000	$100
Automatic Investment Plan	$2,500	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Wireless Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at (800) 595-2877. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Prospectus 4

Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

• The Wireless Fund seeks long-term growth of capital.

The Principal Investment Strategy of the Fund

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.

The Investment Selection Process Used by the Fund

Value Trend Capital Management, LP, the investment adviser follows a growth investment strategy for the Wireless Fund. Its investment objective is to seek long-term growth of capital by investing primarily in common and preferred stocks and warrants or other rights and convertible securities.

The Adviser uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

The Adviser may sell a company when the company reaches the Adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, when technological developments change, or when the Adviser determines that management of the company is not enhancing shareholder value.

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks.

Prospectus 5

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development within the wireless industry, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

Small Company Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.

Prospectus 6

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single invest-ment.increased competition affecting that market segment. The sectors in which the Fund may be overweighted will vary.

Management Risk

The Adviser's strategy may fail to produce the intended results.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

Management

The Investment Adviser

Value Trend Capital Management, LP, is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by Value Trend Capital Management, LP, under the general oversight of the Board of Trustees.

Value Trend Capital Management, LP, was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations. The address of Value Trend Capital Management, LP, is 480 North Magnolia Avenue, Suite 103, El Cajon, CA 92020. Ross C. Provence and Jeffrey R. Provence are responsible for the day-to-day management of the Fund's portfolio. Ross C. Provence and Jeffrey R. Provence have been portfolio managers at the Adviser since its inception in 1995. The General Partners of Value Trend Capital Management, LP, are Ross C. Provence and Jeffrey R. Provence, who also act as Trustees to the Trust.

Value Trend Capital Management, LP, manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of Value Trend. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invest. For the fiscal year ended March 31, 2010, Value Trend Capital Management, LP received an investment management fee equal to 1.95% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and Value Trend Capital Management, LP is available in the Fund's annual report to shareholders for the fiscal year ended March 31, 2010.

Prospectus 7

The Fund's Statement of Additional Information provides information about the managers' compensation, other accounts managed by the managers and the managers' ownership of Fund shares.

The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, these services will not be taken into consideration.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”). The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The New York Stock Exchange is generally open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s Transfer Agent, Mutual Shareholder Services. If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV. The Fund’s assets generally are valued at their market value. Certain short-term securities are valued at amortized cost, which approximates market value. If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Fund may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Prospectus 8

Investing in the Fund

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-800-590-0898. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Investments Made Through Brokerage Firms or Other Financial Institutions

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. The Fund is deemed to have received your order when the brokerage firm or financial institution receives the order, and your purchase will be priced at the next calculated NAV. Your financial institution is responsible for transmitting your order in a timely manner.

Minimum Investments

	Initial	Additional
Regular Account	$5,000	$100
Automatic Investment Plan	$2,500	$100	*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

• Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

• A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

Prospectus 9

• Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

• Business Accounts

     Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

• IRA Accounts

See “Tax-Deferred Plans” on page __.

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder
Application or an IRA Application

Make your check payable to Wireless Fund
• For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Wireless Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

By overnight courier, send to:

Wireless Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Wireless Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO OPEN AN ACCOUNT

By Wire

Call 1-800-590-0898 for instructions and to obtain an investor account number or an IRA account number prior to wiring to the Fund.

TO ADD TO AN ACCOUNT

By Wire

Send your investment to US Bank N.A. by following the instructions listed in the column to the left.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape

Prospectus 10

recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund’s transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to defer income taxed due on your investment income and capital gains. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

US Bank N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

• Traditional IRA

An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

• Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

• Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

• SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

• Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $35,000 for each person covered by the plans.

Prospectus 11

• 403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

• 401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING

Automatic Investment Plan

For making automatic investments designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from from a your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trad ing. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balanced will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

Prospectus 12

Mail your request to: Wireless Fund c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147

By overnight courier, send to: Wireless Fund c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147

By Telephone

• You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-800-590-0898. Redemption proceeds will only be mailed to your address of record.

• You may only redeem a maximum of $25,000 per day by telephone.

• You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

• Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be respon- sible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-800-590-0898.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If you request the redemption proceeds to be sent to a different address than that registered on the account.
  If a change of address request has been received by the Transfer Agent within the last 15 days.
  If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-800-590-0898.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-590-0898 to determine what additional documents are required.

Prospectus 13

Address Changes

To change the address on your account, call the transfer agent at 1-800-590-0898 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at 1-800-590-0898 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the transfer agent at 1-800-590-0898 or send a written notification to:

Wireless Fund c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147

Prospectus 14

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. To discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

Prospectus 15

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpub-lic personal information about you:

     • Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     • Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Other Fund Service Providers

Custodian
US Bank N.A.

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm

Investment Adviser
Value Trend Capital Management, LP

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.

Transfer Agent
Mutual Shareholder Services, LLC

Prospectus 16

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ____________________, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

[to be provided]

Prospectus 17

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-590-0898.

You will also find more information about the Fund on our website at www.wireless-fund.com or in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. There are three ways to get a copy of these documents.

1.	Call or write for one, and a copy will be sent without charge.
Wireless Fund c/o
Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-800-590-0898
www.wireless-fund.com

2.	Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC Washington D.C. 20549-0102 1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by elec- tronic request at the following e-mail address: publicinfo@sec.gov

3.	Go to the SEC's website (www.sec.gov) and download a text-only version.

PFS Funds SEC file number 811-09781

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Wireless Fund 480 North Magnolia Avenue, Suite 103 El Cajon, CA 92020

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

Wireless Fund 480 North Magnolia Avenue, Suite 103 El Cajon, California 92020 (800) 590-0898

STATEMENT OF ADDITIONAL INFORMATION

August __, 2010

     This Statement of Additional Information ("SAI") is not a prospectus. This Statement of Additional Information relates to the WIRELESS FUND Prospectus dated August __, 2010, and should be read in conjunction therewith. The Fund’s Annual Report to Shareholder, as filed with the Securities and Exchange Commission on June __, 2010, has been incorporated by reference into the SAI. A copy of the Prospectus and Annual Report may be obtained from WIRELESS FUND at, 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020 or by calling 800-590-0898.

TABLE OF CONTENTS

FUND HISTORY
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
THE PORTFOLIO MANAGERS
TRUSTEES AND OFFICERS
BOARD INTEREST IN THE FUNDS
COMPENSATION
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
AUDIT COMMITTEE
INVESTMENT ADVISORY AND OTHER SERVICES
CODE OF ETHICS
FUND SERVICES
CUSTODIAN
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
BROKERAGE ALLOCATION AND OTHER PRACTICES
DESCRIPTION OF THE TRUST
PURCHASE, PRICING AND REDEMPTION
TAXATION
ANTI-MONEY LAUNDERING PROGRAM
DISCLOSURE OF PORTFOLIO HOLDINGS
PROXY VOTING POLICIES

- i -

FUND HISTORY

     The Wireless Fund (the "Fund") was organized as a non-diversified series of PFS Funds (the "Trust"), on January 13, 2000 and commenced operations on April 3, 2000. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000 (the "Trust Agreement"). Prior to March 5, 2010 the trust was named Wireless Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. The Fund is currently one of two series authorized by the Trustees. The investment adviser to the Fund is Value Trend Capital Management, LP (the "Adviser").

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

     The Trust is registered with the Securities and Exchange Commission as an open-end management investment company.

     NON-DIVERSIFICATION: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

     The investment objective and policies of the Fund ("Fund") of Wireless Fund (the "Trust") is summarized in the Prospectus under "The Fund" and “The Principal Risks of Investing in the Fund." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund’s adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

The following investment restrictions are fundamental policies of the fund.

The fund will not:

     1. Borrow money in excess of 25% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate.

     4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

     5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     6. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Fund is permitted to borrow money to a limited extent, the Fund currently does not intend to do so.

     In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

     Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust or the person designated by the Trustees to make such determinations to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

     All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The Fund reserves the right to assume a temporary defensive position by investing in preferred stocks, bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in the judgment of the Adviser, economic and market conditions make such a course desirable.

     Concentrating investments in a particular industry or group of industries is commonly referred to as “industry risk”. Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. The Fund concentrates investments in the wireless industry, and is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development of the wireless industry, there is the risk that the products and services developed by similar companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by similar companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

     OTHER INVESTMENTS: In connection with its investment objective and policies, the Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:

Small Companies

     The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.

Options and Other Derivatives

     The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

     Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Foreign Securities

     There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Fixed Income Securities

     Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

     Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Short Sales

     The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts, Diamonds Trust, NASDAQ 100 Trust, and Merrill Lynch HOLDRs Trust. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

THE PORTFOLIO MANAGERS

     Mr. Ross Provence and Mr. Jeffrey Provence (the “Portfolio Managers”) are responsible for the day-to-day management of the Fund. The Portfolio Managers also manage separate accounts for individuals, trusts, corporations, partnerships, retirement plans and other registered investment companies. The following provides information regarding other accounts managed by the Portfolio Managers as of March 31, 2010:

				Total Assets By
			Number of Accounts	Account Type
	Number of Accounts	Total Assets By	by Type Subject to a	Subject to a
Account Type	by Account Type	Account Type	Performance Fee	Performance Fee
Registered	0	0	0	0
Investment
Companies
Other Pooled	0	0	0	0
Investment Vehicles
Other Accounts	__	$__ Million	0	0

     Ross Provence and Jeffrey Provence of Value Trend Capital Management, LP manage several wealth models in which their private client group (separately managed accounts) participate. These offerings include portfolios of investments that are typically different than the Fund. As the Fund and any separate accounts managed will be managed concurrently, all portfolio transactions are implemented according the Adviser’s trade allocation procedures and side-by-side policies. These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Value Trend Capital Management, LP’s fiduciary duty to each client and otherwise allocates securities on a basis that is fair and nondiscriminatory. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the

Fund. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

     Ross Provence and Jeffrey Provence each own 50% of the outstanding shares of Value Trend Capital Management, LP. Each of the Portfolio Managers’ compensation is largely based on the profits realized by Value Trend Capital Management, LP for managing the Fund (none of the Portfolio Managers are paid a base salary). The Portfolio Managers participate directly in the profits and losses of the adviser firm, including the advisory fees paid by the Fund. There are no bonuses, deferred compensation or retirement plans associated with the Portfolio Managers’ service to the Fund.

     The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of March 31, 2010.

Name of Portfolio Manager	Dollar Range of Equity Securities in
the Fund
Mr. Ross Provence
Mr. Jeffrey Provence

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, are indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

     The Board is currently composed of four Trustees, including two Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

     The Chairman of the Board of Trustees is Mr. Ross C. Provence, who is an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust does not have a “lead” independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

     Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Funds risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Funds investment advisers, administrator, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

     Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Ross C. Provence. Mr. Ross C. Provence has served as a Chairman of the Board of Trustee since the Trust’s inception in 2001. Mr. Ross C. Provence is an attorney and has been practicing law since 1963. His legal background and organizational skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures. Mr. Ross C. Provence is also a General Partner of Value Trend Capital Management, LP, and has worked in the investment management industry since 1995 providing investment management knowledge to the Board of Trustees.

Jeffrey R. Provence. Mr. Jeffrey R. Provence has served as a Trustee since the Trust’s inception in 2001. Mr. Jeffrey R. Provence is the CEO of Premier Fund Solutions, Inc. which provides the Board of Trustees with knowledge related to fund administration. Mr. Jeffrey R. Provence is also a General Partner of Value Trend Capital Management, LP, and has worked in the investment management industry since 1995 providing investment management knowledge to the Board of Trustees.

Thomas H. Addis III. Mr. Addis has served as a Trustee since the Trust’s inception in 2001. Mr. Addis is the Executive Director/CEO of the Southern California PGA. His strategic planning, organizational and leadership skills help the Board set long-term goals.

George Cossolias. Mr. Cossolias has served as a Trustee since the Trust’s inception in 2001. As a Certified Public Accountant, Mr. Cossolias brings budgeting and financial reporting skills to the Board of Trustees. Mr. Cossolias serves as Chairman of the Trust’s Audit Committee.

The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Interested Trustees and Officers

Name,	Position(s)	Length	Principal Occupation(s)	Number of	Other
Address (1) ,	with	of Time	During	Portfolios In	Directorships
and Age	the Trust	Served	Past 5 Years	Fund Complex	Held By
				Overseen By	Trustee
				Trustee	During the
Past 5 Years

Ross C.	Trustee	Indefinite	General Partner and	2	Blue Chip
Provence(2) ,	and President	Term;	Portfolio Manager for		Investor
Year of Birth:		Since 2000	Value Trend Capital		Funds
1938			Management, LP
(1995 to current).
Estate planning
attorney (1963 to current).

Jeffrey R.	Trustee,	Indefinite	General Partner and	2	Blue Chip
Provence(2) ,	Secretary and	Term;	Portfolio Manager for		Investor
Year of Birth:	Treasurer	Since 2000	Value Trend Capital		Funds,
1969			Management, LP (1995 to		Sycuan
			current). CEO, Premier		Funds,
			Fund Solutions, Inc. (2001		Private Asset
			to current).		Management
Fund

(1) The address of each trustee and officer is c/o Premier Funds Trust, 480 North Magnolia Ave., Suite 103, El Cajon, California 92020.

(2) Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name,	Position	Length	Principal	Number of	Other
Address(1) ,	with	of Time	Occupation(s) During	Portfolios In	Directorships
and Age	the Trust	Served	Past 5 Years	Fund	Held By
				Complex	Trustee
				Overseen By	During the
				Trustee	Past 5 Years

Thomas H.	Independent	Indefinite	Executive	2	None
Addis III,	Trustee	Term;	Director/CEO,
Year of Birth:		Since 2000	Southern California
1945			PGA (2006 to
current). President,
Medallion Golf
Management (1999
to 2006).

George	Independent	Indefinite	Owner of George	2	Blue Chip
Cossolias,	Trustee	Term;	Cossolias &		Investor
CPA,		Since 2000	Company, CPAs		Funds,
Year of Birth:			(1972 to current).		Sycuan
1935			President of		Funds,
			Lubrication		Temecula
			Specialists, Inc.		Valley Bank
(1996 to current).

(1) The address of each trustee and officer is c/o Premier Funds Trust, 480 North Magnolia Ave., Suite 103, El Cajon, California 92020.

BOARD INTEREST IN THE FUNDS

As of December 31, 2009, the Trustees owned the following amounts in the Funds:

Aggregate Dollar Range of Equity
Name of Trustee or Officer	Dollar Range of Securities In The	Securities In All Registered Investment
	Wireless Fund	Companies Overseen By Trustee In
Family of Investment Companies
Ross C. Provence(1)
Jeffrey R. Provence(1)
Thomas H. Addis III
George Cossolias, CPA

(1)Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

COMPENSATION

     Trustee fees are paid by Value Trend Capital Management, LP. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Funds. The compensation paid to the Trustees for the year ended March 31, 2010 is set forth in the following table:

Name	Aggregate Compensation from	Total Compensation from Trust
Wireless Fund
Ross C. Provence
Jeffrey R. Provence
Thomas H. Addis III
George Cossolias, CPA.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of July 15, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

WIRELESS FUND
		PERCENT	TYPE OF
NAME AND ADDRESS	SHARES	OWNERSHIP	OWNERSHIP

[to be provided]

     As of July 15, 2010, the Trustees and officers of the Trust owned of record or beneficially less than 1% of the Wireless Fund's outstanding shares.

AUDIT COMMITTEE

     The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Thomas H. Addis III and George Cossolias. The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee selects and recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended March 31, 2010, the Audit Committee met ____ times.

INVESTMENT ADVISORY AND OTHER SERVICES

     Value Trend Capital Management, LP was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations. The address of Value Trend Capital Management, LP is 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020. The General Partners of Value Trend Capital Management, LP are Ross C. Provence and Jeffrey R. Provence, who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP for purposes of the Investment Company Act of 1940.

     Value Trend Capital Management, LP manages the investment portfolio of the Wireless Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invest. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund. For the fiscal year ended March 31, 2008, 2009 and 2010 the Adviser received, $181,640, $113,329 and _____.

     The advisory agreement for the Fund provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Value Trend Capital Management LP, as that term is defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement is terminable on 60 days’ written notice, without penalty, by a vote of a majority of applicable Fund’s outstanding shares or by vote of a majority of the Board of Trustees, or by the Adviser on 60 days’ written notice, and automatically terminates in the event of its assignment. The advisory agreement provides that Value Trend Capital Management, LP owns all rights to and control of the name "Wireless Fund." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Value Trend Capital Management, LP to eliminate all reference to the words “Wireless Fund" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or the Wireless Fund.

     The advisory agreement provides that Value Trend Capital Management, LP shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

CODE OF ETHICS

     The Trust and the Adviser have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

FUND SERVICES

     Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

     In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

     Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS does not receive a fee for its services. A Trustee of the Trust is the CEO of PFS.

CUSTODIAN

     US Bank, 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian") has been selected as the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, the Custodian will receive and deliver cash and securities of the Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities. The Custodian will also maintain certain accounts and records of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of ___________________, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending March 31, 2011. ____________________performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

     The financial statements and independent registered public accounting firm auditors’ report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2010. The Trust will provide the Annual Report without charge at written or telephone request.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     In placing orders for the purchase and sale of portfolio securities for the Fund, Value Trend Capital Subject to policies established by the Board of Trustees of the Trust, Value Trend Capital Management, LP is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. Value Trend Capital Management, LP seeks the best price and execution. Value Trend Capital Management, LP will not pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. Value Trend Capital Management, LP does not currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment Value Trend Capital Management, LP, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. For the fiscal years ended March 31, 2008, 2009 and 2010 the Wireless Fund paid brokerage commissions of, $6,393, $1,503 and _______respectively.

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve it respective investment objectives. The portfolio turnover rate for the Wireless Fund for the two years ended March 31, 2009 and 2010 were 12.02% and ______%. The primary reason for the variation in portfolio turnover is that the rates reflect the Adviser's trading strategy in response to market conditions.

DESCRIPTION OF THE TRUST

     The Trust, is registered with the Securities and Exchange Commission as an open-end management investment company, and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 13, 2000.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights.

     Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of the Fund.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any fund upon written notice to the shareholders.

Voting Rights

     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the Investment Company Act of 1940 or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the Investment Company Act of 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by ten or more shareholders of record, who have been such for at least six months preceding the date of application and who hold shares in the aggregate net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASE, PRICING AND REDEMPTION

     Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

Wireless Fund c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147

The procedures for purchasing shares of the Fund are summarized in "Investing in the Fund" in the Prospectus.

Pricing - Net Asset Value

     The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”). The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

     The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV. The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund’s Board of Trustees. The Fund may use pricing services to determine market value.

Shareholder Services

     A shareholder's investment in the Fund is automatically credited to an open account maintained for the shareholder by Mutual Shareholder Services. Certificates representing shares are not issued. Following each transaction in the account, a shareholder will receive a statement of the transaction. After the close of each fiscal year, Mutual Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

     The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

IRAs

     Under "Tax-Deferred Retirement Plans" the Prospectus refers to Individual Retirement Accounts (IRAs) and Roth IRAs established under a prototype. These plans may be funded with shares of the Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Fund.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Redemptions

     The procedures for redemption of Fund shares are summarized in the Prospectus under "Instructions for Selling Fund Shares."

     Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If a shareholder does not decline the telephone redemption service on the application form, Fund shares may be redeemed by making a telephone call directly to Mutual Shareholder Services at 1-877-59-FUNDS. There is currently a $20 charge for processing wire redemptions. Telephonic redemption requests must be received by 4:00 p.m. prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Mutual Shareholder Services and a new request will be necessary.

     In order to redeem shares by telephone, a shareholder must not select the DISTRIBUTION & TELEPHONE OPTIONS section which states: I (we) DO NOT authorize The Transfer Agent to honor telephone instructions for this account. Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. I (we) understand that redemptions authorized by telephone are paid by check and mailed to me (us) or wire transferred to an account of the exact same title. I (we) understand that a limit for telephone redemptions is $25,000. The Trust, Wireless Fund and Mutual Shareholder Services are not responsible for the authenticity of withdrawal instructions received by telephone.

     The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by Mutual Shareholder Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Dividends and Distributions" and “Taxes” in the prospectus.

TAXATION

     The Fund has qualified and intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Fund’s website, is public information. All other information is non-public information.

     The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also releases information to Morningstar on a delayed basis after the information has been filed with the SEC or otherwise made public. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

     The Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund, or the Adviser. Additionally, the Fund, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PROXY VOTING STATEMENT

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question of the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

     The Adviser’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-800-590-0898 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-800-590-0898 and will be sent within three business days of receipt of a request.

APPENDIX A

VALUE TREND CAPITAL MANAGEMENT, L.P. & WIRELESS FUND

PROXY VOTING POLICIES AND PROCEDURES

May 28, 2003

     Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4) -6) and amendments to Rule 204-2 (17 CFR 275.204 -2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

     In order to fulfill its responsibilities under the Act, Value Trend Capital Management, L.P. (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

     The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

     Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

     Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

     Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

     Transparency. Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

     We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

     No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

     In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

     We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent.

     The election of a company’s board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

     We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

     We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

     We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

     We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

1.	Requiring senior executives to hold stock in a company.

2.	Requiring stock acquired through option exercise to be held for a certain period of time.

3.	Using restricted stock grants instead of options.

4.	Awards based on non-discretionary grants specified by the plan’s terms rather than subject to management’s discretion.

     While we evaluate plans on a case-by-case basis, we will generally oppose plans that have the following features:

1.	Annual option grants that would exceed 2% of outstanding shares.

2.	Ability to issue options with an exercise price below the stock’s current market price.

3.	Automatic share replenishment (“evergreen”) feature.

4.	Authorization to permit the board of directors to materially amend a plan without shareholder approval.

5.	Authorizes the re-pricing of stock options or the cancellation and exchange of options without shareholder approval.

     These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

     We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

     Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

     Because the requirement of a supermajority vote can limit the ability of shareholders to effect change, we will support proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

     While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.

     We believe the best approach is for a company to seek shareholder approval of rights plans and we generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

     We will generally be more inclined to support a shareholder rights plan if the plan (i) has short-term “sunset” provisions, (ii) is linked to a business strategy that will likely result in greater value for shareholders, (iii) requires shareholder approval to reinstate the expired plan or adopt a new plan at the end of its term, and (iv) is subject to mandatory review by a committee of independent directors.

CLIENT INFORMATION

     A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-800-590-0898 and on our website at http://www.wireless-fund.com. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

PART C

FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1) Declaration of Trust.1

(a)(2) Amended and Restated Declaration of Trust.6 (b)(1) By-laws.1 (b)(2) Amended and Restated By-laws.3 (b)(3) Amendment No. 2 to the By-laws.6

(c) Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)(1) Investment Advisory Agreement between the Trust and Value Trend Capital Management, LP.2

(d)(2) Investment Advisory Agreement between the Trust and Aero Asset Management, LLC 5

(d)(3) Investment Advisory Agreement between the Trust and Castle Investment Management, LLC 6

(d)(4) Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC 6

(e) Form of Distribution Agreement.6

(f) Not applicable.

(g)(1) Custodian Agreement 2

(g)(2) Custodian Agreement with PFS Funds 5

(h)(1) Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the Wireless Fund.3

(h)(2) Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to the Wireless Fund.3

(h)(3) Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the Wireless Fund 3

(h)(4) Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the PFS Funds.5

(h)(5) Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to respect to the PFS Funds.5

(h)(6) Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the PFS Funds.5

(h)(7) Servicing Agreement between the Trust and Aero Asset Management, LLC 5

(i)(1) Legal Opinion with respect to the Wireless Fund.2

(i)(2) Legal Opinion with respect to the Aero New Innovations Fund.5

(i)(3) Legal Opinion with respect to the Castle Focus Fund.6

(j)(1) Consent of auditors with respect to the Wireless Fund. 6

(j)(2) Consent of Cohen Fund Audit Services, Ltd with respect to the Aero New Innovations Fund.5

(k) Not applicable.

(l) Not applicable

(m) Distribution Plan under Rule 12b-1 for the Class C Shares of the Castle Focus Fund. 6

(n) Not applicable.

(o) Reserved.

(p)(1) Code of Ethics for the Trust.3

(p)(2) Code of Ethics for Value Trend Capital Management, LP.3

(p)(3) Code of Ethics for Aero Asset Management, LLC. 5

(p)(4) Code of Ethics for Castle Investment Management, LLC. 6

(p)(5) Code of Ethics for St. James Investment Company, LLC. 6

-----------------------

1.	Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

2.	Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

3.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 31, 2005.

4.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 10 filed on July 29, 2009.

5.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on April 5, 2010.

6.	To be filed by amendment.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.

Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.

Principal Underwriter. Not Applicable.

ITEM 33. Location Of Accounts And Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 480 North Magnolia Avenue, Suite 103, El Cajon, California 92020 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 425 Walnut Street, Cincinnati, Ohio 45202. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Value Trend Capital Management, LP, located at 480 N. Magnolia Avenue, Suite 103, El Cajon, California, keeps records relating to its function as the investment adviser to the Wireless Fund.

(b) Aero Asset Management, LLC, located at 402 West Broadway, Suite 2800, San Diego, California 92101, keeps records relating to its function as the investment adviser to the Aero New Innovations Fund.

(c) Castle Investment Management, LLC, located at 7105 Marine Drive, Alexandria, Virginia 22307, keeps records relating to its function as the investment adviser to the Castle Focus Fund.

(d) St. James Investment Company, LLC, located at 2716 Fairmount Street, Dallas, Texas 75201, keeps records relating to its function as the sub-adviser to the Castle Focus Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of El Cajon and the State of California on this 3rd day of June, 2010.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President and	June 3, 2010
Ross C. Provence	Trustee of the Funds

/s/ Jeffrey R. Provence	Secretary, Treasurer and	June 3, 2010
Jeffrey R. Provence	Trustee of the Funds

/s/ Thomas H. Addis	Trustee of the Funds	June 3, 2010
Thomas H. Addis III

/s/ George Cossolias	Trustee of the Funds	June 3, 2010
George Cossolias, CPA